Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2020
Registrant Name	dei_EntityRegistrantName	Invesco Exchange-Traded Fund Trust II
Entity Central Index Key	dei_EntityCentralIndexKey	0001378872
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 15, 2021
Document Effective Date	dei_DocumentEffectiveDate	Jan. 15, 2021
Prospectus Date	rr_ProspectusDate	Dec. 21, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A